Note 13 - Long-Term Debt (Tables)	12 Months Ended
Oct. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
As of October 31	Maturity			2013	2012
Total long-term debt	2014	to	2015	$40,441	$43,331
Current portion of long-term debt				(3,948)	(4,190)
Long-term debt				$36,493	$39,141

Schedule of Maturities of Long-term Debt [Table Text Block]
2014	$3,948
2015	36,493
2016	-
2017	-
2018	-
Thereafter	-
$40,441